Income Taxes (Details)	6 Months Ended
Sep. 30, 2025
U.S. [Member]
Income Taxes [Line Items]
Applicable tax rate	21.00%
U.S. [Member] | We Health [Member]
Income Taxes [Line Items]
Applicable tax rate	6.50%
U.S. [Member] | Akso Remote Medical [Member]
Income Taxes [Line Items]
Applicable tax rate	0.00%
U.S. [Member] | Akso Online MediTech [Member]
Income Taxes [Line Items]
Applicable tax rate	8.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%